FIXED ASSETS (Tables)	3 Months Ended
Dec. 31, 2025
FIXED ASSETS
Schedule of fixed assets

Cost, Computer Hardware	Total
Balance September 30, 2024	$9,454
Additions	27,200
Balance, September 30, 2025 and December 31, 2025	36,654

Accumulated Amortization
Balance September 30, 2024	9,454
Amortization	6,880
Balance, September 30, 2025	16,334
Amortization	3,491
Balance, December 31, 2025	19,825

Net book value
Balance September 30, 2024	—
Balance, September 30, 2025	20,320
Balance, December 31, 2025	$16,829